Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Balance Sheets [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	74,000,000	74,000,000	74,000,000
Common stock, shares issued	28,589,468	22,213,602	14,867,842
Common stock, shares outstanding	28,589,468	22,213,602	14,867,842
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares outstanding		0	0